DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

October 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS CROCI® Sector Opportunities Fund (formerly Deutsche CROCI® Sector Opportunities Fund), DWS Enhanced Commodity Strategy Fund (formerly Deutsche Enhanced Commodity Strategy Fund) and DWS Health and Wellness Fund (formerly Deutsche Health and Wellness Fund) (collectively, the “Funds”), each a series of Deutsche DWS Securities Trust (formerly Deutsche Securities Trust) (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 27, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Sincerely yours,

/s/ Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.